Property, plant and equipment	12 Months Ended
Mar. 31, 2023
Property, plant and equipment
Property, plant and equipment

11. Property, plant and equipment

The Group makes significant investments in network equipment and infrastructure – the base stations and technology required to operate our networks – that form the majority of our tangible assets. All assets are depreciated over their useful economic lives. For further details on the estimation of useful economic lives, see ‘Critical accounting judgements and key sources of estimation uncertainty’ in note 1 ‘Basis of preparation ‘to the consolidated financial statements.

Accounting policies

Land and buildings held for use are stated in the statement of financial position at their cost, less any accumulated depreciation and any accumulated impairment losses.

Amounts for equipment, fixtures and fittings, which includes network infrastructure assets are stated at cost less accumulated depreciation and any accumulated impairment losses.

Assets in the course of construction are carried at cost, less any recognised impairment losses. Depreciation of these assets commences when the assets are ready for their intended use.

The cost of property, plant and equipment includes directly attributable incremental costs incurred in their acquisition and installation. Depreciation is charged so as to write off the cost of assets, other than land, using the straight-line method, over their estimated useful lives, as follows:

Land and buildings

Freehold buildings	25 - 50 years
Leasehold premises	the term of the lease

Equipment, fixtures and fittings

Network infrastructure and other	1 - 35 years

Depreciation is not provided on freehold land.

Right-of-use assets arising from the Group’s lease arrangements are depreciated over their reasonably certain lease term, as determined under the Group’s leases policy (see note 20 ‘Leases’ and ‘Critical accounting judgements and key sources of estimation uncertainty’ in note 1 for details).

11. Property, plant and equipment (continued)

The gain or loss arising on the disposal, retirement or granting of a finance lease on an item of property, plant and equipment is determined as the difference between any proceeds from sale or receivables arising on a lease and the carrying amount of the asset and is recognised in the income statement.

		Equipment,
	Land and	fixtures
	buildings	and fittings	Total
	€m	€m	€m
Cost
1 April 2021	2,315	75,974	78,289
Exchange movements	1	(265)	(264)
Arising on acquisition	(74)	44	(30)
Additions	41	5,845	5,886
Disposals	(200)	(2,280)	(2,480)
Other	263	2	265
31 March 2022 as reported	2,346	79,320	81,666
Adoption of IAS 29	15	1,776	1,791
1 April 2022 brought forward	2,361	81,096	83,457
Exchange movements	(81)	(2,648)	(2,729)
Disposal of subsidiaries	(69)	(7,210)	(7,279)
Additions	49	5,805	5,854
Disposals	(253)	(3,724)	(3,977)
Hyperinflation impacts	7	1,040	1,047
Other	(17)	101	84
31 March 2023	1,997	74,460	76,457

Accumulated depreciation and impairment
1 April 2021	1,216	48,403	49,619
Exchange movements	3	(171)	(168)
Charge for the year	117	5,740	5,857
Disposals	(191)	(2,240)	(2,431)
Other	224	(223)	1
31 March 2022 as reported	1,369	51,509	52,878
Adoption of IAS 29	3	1,432	1,435
1 April 2022 brought forward	1,372	52,941	54,313
Exchange movements	(28)	(1,694)	(1,722)
Disposal of subsidiaries	(18)	(4,543)	(4,561)
Charge for the year	83	5,544	5,627
Disposals	(170)	(3,672)	(3,842)
Hyperinflation impacts	1	747	748
31 March 2023	1,240	49,323	50,563

Net book value
31 March 2022	977	27,811	28,788
31 March 2023	757	25,137	25,894

Included in the net book value of land and buildings and equipment, fixtures and fittings are assets in the course of construction, which are not depreciated, with a cost of €10 million (2022: €12 million) and €1,988 million (2022: €2,353 million) respectively. Also included in the book value of equipment, fixtures and fittings are assets leased out by the Group under operating leases, with a cost of €2,170 million (2022: €2,998 million), accumulated depreciation of €1,393 million (2022: €2,050 million) and net book value of €777 million (2022: €948 million).

11. Property, plant and equipment (continued)

Right-of-use assets arising from the Group’s lease arrangements are recorded within property, plant and equipment:

	2023	2022
	€m	€m
Property, plant and equipment (owned assets)	25,894	28,788
Right-of-use assets[1]	12,098	12,016
31 March	37,992	40,804

Note:

1	Additions of €7,387 million (2022: €3,828 million) and a depreciation charge of €3,960 million (2022: €3,944 million) were recorded in respect of right-of-use assets during the year to 31 March 2023.